Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Company's Debt to Equity Ratio	The debt ratios as of December 31, 2020 and 2019 are as follows:
	2020		2019
		(In millions of Korean won)
Total liabilities	~~W~~	88,024	~~W~~	59,659
Total equity		177,348		115,766
Debt-to-equity ratio		50%		52%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group is exposed to foreign exchange risk arising from royalty revenues and commission payment primarily with respect to the US dollar and etc. The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	29,204,905	15,715,800	~~W~~	31,775	~~W~~	17,099
JPY	388,760,925	198,432,867		4,099		2,092
EUR	344,842	8,399		461		11
IDR	12,955,000	15,289,944		1		1
THB	28,510	7,379		1		—
TWD	105,408,193	3,264,754		4,076		126
VND	9,270,000	3,243,600		—		—
Total			~~W~~	40,413	~~W~~	19,329

	December 31, 2019
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	8,100,729	5,775,721	~~W~~	9,403	~~W~~	6,696
JPY	456,300,430	340,468,613		4,854		3,621
EUR	338,598	1,000		439		1
IDR	12,955,000	17,023,944		1		1
THB	28,510	7,379		1		—
TWD	29,236,669	5,567,672		1,125		214
VND	9,270,000	3,243,600		—		—
GBP	—	5,625		—		9
HKD	368,048	—		55		—
Total			~~W~~	15,878	~~W~~	10,542

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities	The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s monetary assets and liabilities as of December 31, 2020 and 2019 are as follows:
	December 31, 2020				December 31, 2019
	10% Increase		10% Decrease		10% Increase		10% Decrease
		(In millions of Korean won)
USD	~~W~~	1,468	~~W~~	(1,468)	~~W~~	271	~~W~~	(271)
JPY		201		(201)		123		(123)
Others		440		(440)		140		(140)
Total	~~W~~	2,109	~~W~~	(2,109)	~~W~~	534	~~W~~	(534)

Summary of Maximum Exposure to Credit Risk

The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2020 and 2019 are as follows.

	December 31, 2020		December 31, 2019
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	110,632	~~W~~	79,428
Short-term financial instruments		71,000		39,500
Accounts receivable		59,761		32,253
Other receivable		8		56
Other current financial assets		818		233
Other non-current financial assets		1,324		1,770
Total	~~W~~	243,543	~~W~~	153,240

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2020
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total
		(In millions of Korean won)
Accounts payable	~~W~~	54,090	~~W~~	43,438	~~W~~	9,250	~~W~~	1,402	~~W~~	—	~~W~~	—	~~W~~	54,090
Accrued expenses		62		62		—		—		—		—		62
Other liabilities (*)		5,900		812		2,107		2,146		597		733		6,395
Total	~~W~~	60,052	~~W~~	44,312	~~W~~	11,357	~~W~~	3,548	~~W~~	597	~~W~~	733	~~W~~	60,547

(*) Other liabilities as at December 31, 2020 consist of lease liabilities.

	December 31, 2019
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total
		(In millions of Korean won)
Accounts payable	~~W~~	37,689	~~W~~	21,374	~~W~~	16,122	~~W~~	193	~~W~~	—	~~W~~	—	~~W~~	37,689
Accrued expenses		1,175		1,175		—		—		—		—		1,175
Other liabilities (*)		4,994		598		1,653		1,780		1,029		428		5,488
Total	~~W~~	43,858	~~W~~	23,147	~~W~~	17,775	~~W~~	1,973	~~W~~	1,029	~~W~~	428	~~W~~	44,352

(*) Other liabilities as at December 31, 2019 consist of lease liabilities.